CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (4,159,197)	$ (21,266,945)	$ (2,928,742)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	82,994	69,644	151,357
Share-based payments	661,874	65,773	687,816
Impairment of exploration and evaluation assets	0	18,937,830	0
Accretion expense on government loan	0	2,824	970
Gain on disposition of assets	(109,091)	0	0
Interest on lease obligation	8,988	10,993	2,365
Allowance for doubtful accounts	778,655	0	0
Changes in non-cash working capital
Advances receivable and prepaid expenses	(304,815)	(48,553)	(14,983)
Due to/from related parties	(199,125)	(5,523)	(302,648)
Employee retention allowance	(14,327)	64,821	(11,841)
Accounts payable	398,710	(127,645)	(993,788)
Accrued liabilities	(156,010)	(265,544)	599,057
Net cash used in operating activities	(3,011,344)	(2,562,325)	(2,810,437)
Cash flows from investing activities
Funds received from leasing agreement	344,959	2,193,400	235,000
Funds received from asset held for sale	8,000,000	1,500,000	0
Disposition of capital assets	270,000	0	0
Acquisition of property, plant and equipment	(35,000)	0	(2,896)
Expenditures on exploration and evaluation assets	(4,582,337)	(1,980,037)	(2,600,943)
Net cash generated (used) by investing activities	3,997,622	1,713,363	(2,368,839)
Cash flows from financing activities
Proceeds from share issuances, net of issuance costs	180,583	1,576,986	5,097,804
Loans (repaid) received	(217,688)	(188,280)	307,086
Due to related parties	0	(7,109)	(56,544)
Principal repayment of lease obligation	(90,155)	(75,130)	(141,049)
Net cash (used) generated by financing activities	(127,260)	1,306,467	5,207,297
Net increase in cash and cash equivalents during the year	859,018	457,505	28,021
Cash and cash equivalents, beginning of the year	639,680	182,175	154,154
Cash and cash equivalents, end of the year	$ 1,498,698	$ 639,680	$ 182,175